Current and deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2017
Current And Deferred Income Tax Liability [Abstract]
Schedule of income and resource taxes
	2017	2016
	$	$
Current Tax Expense

Current income tax	23,416	9,629
	23,416	9,629

Deferred Tax Recovery

Deferred Tax Recovery	(13,068)	(3,872)
	(13,068)	(3,872)

Total tax expense	10,348	5,757

Schedule of reconciliation between income tax expense and the product of loss
	2017	2016
	$	$
Income (loss) before income taxes	9,488	(6,964)

Expected Tax Rate @ 26.50% (2016 - 26.00%)	2,555	(1,780)
Effect of tax rate differences	(512)	2,365
Stock based compensation costs	258	195
Other Non-deductible expenses	449	(8,531)
Unrealized foreign exchange income	148	42
Inflation Adjustment for Mexico tax purposes	(420)	(214)
Change in benefit of other temporary differences not recognized	2,280	8,273
Foreign exchange and other	(807)	2,506
Mining royalties and other	6,397	2,901
	10,348	5,757

Schedule of temporary differences and components and movements of net deferred tax assets and liabilities

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2017	2016
	$	$
Non-capital and capital losses	35,512	25,777
Property, plant and equipment	60	38
Mineral properties	2,445	9,889
Other	(385)	(87)
	37,632	35,617

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2016	Change in 2016	December 31, 2016	Change in 2017	December 31, 2017
	$	$	$	$	$

Inventory	390	66	456	98	554
Other items	(364)	243	(121)	26	(95)
Provisions	672	257	929	293	1,222
Decommissioning liabilities	3,714	380	4,094	(166)	3,928
Non-capital losses	9,910	(3,235)	6,675	1,373	8,048
Property, Plant, and equipment	(4,583)	648	(3,935)	2,138	(1,797)
Mining assets	(53,926)	3,624	(50,302)	8,261	(42,041)
Inventory	(3,287)	348	(2,939)	922	(2,017)
Other items	1,832	(791)	1,041	589	1,630
Deferred revenue	-	1,471	1,471	(1,471)	-
Provisions	(1,498)	(32)	(1,530)	974	(556)
Mining royalties	1,003	(125)	878	363	1,241
	(46,137)	2,854	(43,283)	13,400	(29,883)